Derivative Instruments and Hedging Activities	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities
Derivative Instruments and Hedging Activities
We are exposed to market risks, including the effect of changes in interest rates, foreign currency exchange rates and commodity prices. Under our current policies, we use derivatives to manage our exposure to variable interest rates on our senior secured debt, changing foreign exchange rates for certain foreign currency denominated transactions, and changes in metals prices. We do not hold or issue derivatives for trading purposes.
Cash Flow Hedges
At September 30, 2013, we had interest rate swap agreements in place to hedge a portion of the variable interest rate risk on our variable rate borrowings under our Credit Agreement, with the objective of minimizing the impact of interest rate fluctuations and stabilizing cash flows. Under the terms of the interest rate swap agreements, we pay the fixed interest rate and receive payment at a variable rate of interest based on LIBOR or the Canadian Dealer Offered Rate ("CDOR") for the respective currency of each interest rate swap agreement's notional amount. The effective portion of changes in the fair value of the interest rate swap agreements is recorded in Accumulated Other Comprehensive Income and is reclassified to interest expense when the underlying interest payment has an impact on earnings. The ineffective portion of changes in the fair value of the interest rate swap agreements is reported in interest expense. Our interest rate swap contracts have maturity dates ranging from 2013 through 2016.
We hold foreign currency forward contracts related to certain foreign currency denominated intercompany transactions, with the objective of minimizing the impact of changing exchange rates on these future cash flows, as well as minimizing the impact of fluctuating exchange rates on our results of operations through the respective dates of settlement. Under the terms of the foreign currency forward contracts, we will sell euros and pounds sterling in exchange for U.S. dollars at a fixed rate on the maturity dates of the contracts. The effective portion of the changes in fair value of the foreign currency forward contracts is recorded in Accumulated Other Comprehensive Income and reclassified to other income (expense) when the underlying transaction has an impact on earnings. These foreign currency forward contracts expire in 2014.

The following table summarizes the notional amounts and fair values of our designated cash flow hedges as of September 30, 2013 and December 31, 2012 (in thousands):

	Notional Amount				Fair Value at September 30, 2013 (USD)			Fair Value at December 31, 2012 (USD)
	September 30, 2013		December 31, 2012		Other Assets	Other Accrued Expenses	Other Noncurrent Liabilities	Other Accrued Expenses	Other Noncurrent Liabilities
Interest rate swap agreements
USD denominated		$420,000		$520,000	$—	$—	$8,631	$705	$12,791
GBP denominated		£50,000		£50,000	—	—	937	—	2,135
CAD denominated	C$	25,000	C$	25,000	52	—	—	—	12
Foreign currency forward contracts
EUR denominated		€149,976	—		—	7,964	—	—	—
GBP denominated		£70,000	—		—	7,439	—	—	—
Total cash flow hedges					$52	$15,403	$9,568	$705	$14,938

While our derivative instruments executed with the same counterparty are subject to master netting arrangements, we present our cash flow hedge derivative instruments on a gross basis on our Unaudited Consolidated Condensed Balance Sheets. The impact of netting the fair values of these contracts would not have a material effect on our Unaudited Consolidated Condensed Balance Sheets at September 30, 2013 or December 31, 2012.
The activity related to our cash flow hedges is included in Note 12, "Accumulated Other Comprehensive Income." In May 2013, we repaid a portion of our variable rate U.S. dollar denominated credit agreement borrowings with the proceeds of our fixed rate senior notes, which resulted in one of our interest rate swap contracts, which expires in October 2013, no longer being designated as an effective cash flow hedge. As a result, we experienced an immaterial amount of hedge ineffectiveness during the three and nine month periods ended September 30, 2013. Hedge ineffectiveness related to our foreign currency forward contracts was immaterial to our results of operations during the three and nine months ended September 30, 2013. We expect future ineffectiveness related to our cash flow hedges will not have a material effect on our results of operations.
As of September 30, 2013, we estimate that $3.8 million of derivative losses (net of tax) included in Accumulated Other Comprehensive Income will be reclassified into our Unaudited Consolidated Condensed Statements of Income within the next 12 months.
Other Derivative Instruments
We hold other short-term derivative instruments, including foreign currency forward contracts and commodity forward contracts, to manage our exposure to variability in exchange rates related to purchases of inventory invoiced in a non-functional currency and to metals prices in certain of our operations. We have elected not to apply hedge accounting for these transactions, and therefore the contracts are adjusted to fair value through our results of operations at each balance sheet date, which could result in volatility in our earnings. The notional amount and fair value of these contracts at September 30, 2013 and December 31, 2012, along with the effect on our results of operations during each of the three and nine month periods ended September 30, 2013 and September 30, 2012, were immaterial.

Derivative Instruments and Hedging Activities
We are exposed to market risks, including the effect of changes in interest rates, foreign currency exchange rates and commodity prices. Under our current policies, we use derivatives to manage our exposure to variable interest rates on our senior secured debt. For certain of our operations, we also use short-term foreign currency and commodity forward contracts to manage our exposure to variability in foreign currency denominated transactions and changing metals prices, respectively. We do not hold or issue derivatives for trading purposes.
Interest Rate Swaps
At December 31, 2012, we had interest rate swap agreements in place to hedge a portion of the variable interest rate risk on our variable rate borrowings under our credit agreement, with the objective of minimizing the impact of interest rate fluctuations and stabilizing cash flows. Under the terms of the interest rate swap agreements, we pay the fixed interest rate and have received and will receive payment at a variable rate of interest based on the London InterBank Offered Rate (“LIBOR”) or the Canadian Dealer Offered Rate (“CDOR”) for the respective currency of each interest rate swap agreement’s notional amount. The interest rate swap agreements qualify as cash flow hedges, and we have elected to apply hedge accounting for these swap agreements. As a result, the effective portion of changes in the fair value of the interest rate swap agreements is recorded in Accumulated Other Comprehensive Income (Loss) and is reclassified to interest expense when the underlying interest payment has an impact on earnings. The ineffective portion of changes in the fair value of the interest rate swap agreements is reported in interest expense.
The following table summarizes the terms of our interest rate swap agreements as of December 31, 2012:

Notional Amount	Effective Date	Maturity Date	Fixed Interest Rate*
USD $250,000,000	October 14, 2010	October 14, 2015	3.31%
USD $100,000,000	April 14, 2011	October 14, 2013	2.86%
USD $60,000,000	November 30, 2011	October 31, 2016	2.95%
USD $60,000,000	November 30, 2011	October 31, 2016	2.94%
USD $50,000,000	December 30, 2011	December 30, 2016	2.94%
GBP £50,000,000	November 30, 2011	October 30, 2016	3.11%
CAD $25,000,000	December 30, 2011	March 24, 2016	3.17%

* Includes applicable margin of 1.75% per annum on LIBOR or CDOR-based debt in effect as of December 31, 2012 under the Credit Agreement.
As of December 31, 2012, the fair market value of the $100 million notional amount swap was a liability of $0.7 million included in Other Accrued Expenses on our Consolidated Balance Sheets. The fair market value of the other swap contracts was a liability of $14.9 million included in Other Noncurrent Liabilities. As of December 31, 2011, the fair market value of the interest rate swap contracts was a liability of $10.6 million included in Other Noncurrent Liabilities on our Consolidated Balance Sheets. While our interest rate swaps executed with the same counterparty are subject to master netting arrangements, we present our interest rate swaps on a gross basis in our Consolidated Balance Sheets.
The activity related to our interest swap agreements is included in Note 14, "Accumulated Other Comprehensive Income (Loss)." In connection with the execution of our credit agreement on March 25, 2011 as discussed in Note 5, "Long-Term Obligations," we temporarily experienced differences in critical terms between the interest rate swaps and the underlying debt. As a result, we incurred a loss of $0.2 million related to hedge ineffectiveness in 2011. Beginning on April 14, 2011, we have held, and expect to continue to hold through the maturity of the respective interest rate swap agreements, at least the notional amount of each agreement in the respective variable-rate debt, such that we expect any future ineffectiveness will be immaterial and the swaps will continue to be highly effective in hedging our variable rate debt.
As of December 31, 2012, we estimate that $4.1 million of derivative losses (net of tax) included in Accumulated Other Comprehensive Income (Loss) will be reclassified into interest expense within the next 12 months.
Other Derivative Instruments
We hold other short-term derivative instruments, including foreign currency forward contracts and commodity forward contracts, to manage our exposure to variability in exchange rates and metals prices in certain of our operations. We have elected not to apply hedge accounting for these transactions, and therefore the contracts are adjusted to fair value through our results of operations as of each balance sheet date, which could result in volatility in our earnings. The notional amount and fair value of these contracts at December 31, 2012 and 2011, along with the effect on our results of operations in 2012 and 2011, were immaterial. We did not hold any foreign currency forward contracts or commodity forward contracts during the year ended December 31, 2010.